PROPERTY AND EQUIPMENT - Composition of Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Property, Plant and Equipment [Abstract]
Land	$ 60	$ 55
Buildings and leasehold improvements	259	213
Furniture and equipment	54	51
Information technology	185	180
Construction in progress	23	28
Property, plant and equipment, gross	581	527
Accumulated depreciation	(328)	(324)
Property, plant and equipment, net	$ 253	$ 203